Interest in joint operations (Tables)	12 Months Ended
Jun. 30, 2022
Interest in joint operations
Schedule of interest in joint operations

			% of equity owned
			2022	2021
Name	Country of incorporation	Nature of activities	%	%
Louisiana Integrated Polyethylene JV LLC	United States of America	Manufactures high density polyethylene chemicals	50	50
Sasol Canada[1]	Canada	Development of shale gas reserves and production and marketing of shale gas	—	50
Natref	South Africa	Refining of crude oil	64	64
1	The Group sold its investment in Sasol Canada on 29 July 2021.

In accordance with the Group's accounting policy, the results of joint operations are accounted for on a line by line basis. The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

	Louisiana
	Integrated
	Polyethylene		Total	Total
	JV LLC*	Natref	2022	2021**
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets	30 554	3 595	34 149	30 647
External current assets	1 006	351	1 357	4 872
Intercompany current assets	60	12	72	2
Total assets	31 620	3 958	35 578	35 521
Shareholders’ equity	30 785	296	31 081	28 754
Long-term liabilities	27	2 427	2 454	2 522
Interest-bearing current liabilities	44	193	237	225
Non-interest-bearing current liabilities	546	655	1 201	2 607
Intercompany current liabilities	218	387	605	1 413
Total equity and liabilities	31 620	3 958	35 578	35 521
*

The joint operation with LyondellBasell operates as a tolling arrangement. Sasol retains control of our portion of the goods during the toll processing, for which a fee is paid, and only recognises revenue when the finished goods are transferred to a final customer. Equistar, as subsidiary of LyondellBasell, acts as an independent agent, for a fee, to exclusively market and sell all of Sasol's Linear low-density polyethylene (LLDPE) and Low-density polyethylene (LDPE) produced by the joint operation to customers.

**	The group sold it's investment in Sasol Canada on 29 July 2021 and its investment in Central Térmica de Ressano Garcia (CTRG) on 29 April 2022.